SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	For the year ended December 31,
	2010		2011		2012
Weighted average grant date fair value per share	US$	2.20	US$	2.38	US$	3.17
Expected volatility		49%		52%		61%
Expected dividends		-		-		-
Expected life		2.92 years		2.71 years		2.62 years
Risk-free interest rate (per annum)		1.15%		0.93%		0.34%

Schedule of Stock Options Outstanding and Exercisable
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 0.10 - $ 2.00	22,736	$1.53	1.00	22,736	$1.53
$ 2.01 - $ 4.00	349,342	$3.24	1.72	349,342	$3.24
$ 4.01 - $ 6.00	757,848	$5.54	2.50	455,103	$5.43
$ 6.01 - $ 8.00	1,207,328	$6.92	3.36	98,459	$6.79
$ 8.01 - $10.00	960,900	$8.54	4.55	1,332	$9.11
$10.01 - $12.00	30,938	$10.91	3.54	1,434	$10.46
Total	3,329,092	$6.68	3.32	928,406	$4.67

Schedule of Stock-Based Compensation Expense
	For the year ended December 31,
	2010	2011	2012
Cost of services	1,192,063	1,374,392	1,932,101
Service development	6,533,851	7,625,962	11,459,551
Sales and marketing	3,394,531	3,619,997	4,322,004
General and administrative	7,423,123	9,302,013	12,234,867
Total	18,543,568	21,922,364	29,948,523

2001 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	24,852	US$	1.53
Exercised	(2,116)	US$	1.53
Outstanding at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Vested at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Exercisable at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134

2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity
	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	706,922	US$	7.08
Exercised	(41,480)	US$	5.18
Forfeited	(19,358)	US$	5.59
Cancelled	(302,762)	US$	8.82
Outstanding at December 31, 2012	343,322	US$	5.86	4.67 years	US$	679
Vested and expected to vest at December 31, 2012	325,150	US$	5.73	4.54 years	US$	673
Exercisable at December 31, 2012	232,703	US$	4.59	3.37 years	US$	661

2004 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	342,322	US$	4.01
Settled	(168,634)	US$	4.12
Forfeited	(30,092)	US$	4.08
Balance at December 31, 2012	143,596	US$	3.86
Vested and expected to vest at December 31, 2012	100,329	US$	3.84

2004 Plan [Member] | Cash-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity
Number of Ordinary Shares
Balance at December 31, 2011	56,686
Granted	20,406
Settled	(20,097)
Balance at December 31, 2012	56,995

2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activity

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	3,657,749	US$	6.14
Granted	1,489,662	US$	8.30
Exercised	(462,986)	US$	4.37
Forfeited	(531,404)	US$	7.09
Cancelled	(1,158,984)	US$	7.42
Expired	(31,003)	US$	6.81
Outstanding at December 31, 2012	2,963,034	US$	6.82	3.18 years	US$	2,824
Vested and expected to vest at December 31, 2012	2,549,813	US$	6.75	3.15 years	US$	2,584
Exercisable at December 31, 2012	672,967	US$	4.80	1.97 years	US$	1,761

2009 Plan [Member] | Equity-settled performance units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Units Activity

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	112,144	US$	10.23
Granted	1,848,210	US$	7.88
Settled	(26,532)	US$	10.27
Forfeited	(49,054)	US$	8.56
Balance at December 31, 2012	1,884,768	US$	7.96
Vested and expected to vest at December 31, 2012	1,551,431	US$	7.96